SUPPLEMENTARY INFORMATION (Schedule of Accounts Payable and Other Accruals) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts payable and accruals - other:
Employees and employee institutions	$ 63	$ 52
Israeli Government departments and agencies	115	154
Provision for vacation and recreation pay	82	63
Provision for product warranty	95	57
Liability for commissions to agents	47	39
Accrued expenses and sundry	68	46
Total accounts payable and accruals - other	$ 470	$ 411